The Gabelli Utilities Fund

Schedule of Investments — March 31, 2019 (Unaudited)

Shares		Market Value

	COMMON STOCKS — 99.2%
	ENERGY AND UTILITIES — 77.1%
	Alternative Energy — 0.5%
370,000	Algonquin Power & Utilities Corp.	$4,161,410
36,000	NextEra Energy Partners LP	1,679,040
70,000	Ormat Technologies Inc., New York	3,860,500

		9,700,950

	Electric Integrated — 47.7%
302,000	ALLETE Inc.	24,833,460
174,000	Alliant Energy Corp.	8,200,620
550,000	Ameren Corp.	40,452,500
690,000	American Electric Power Co. Inc.	57,787,500
6,000	Atlantic Power Corp.†	15,041
178,000	Avangrid Inc.	8,962,300
234,000	Avista Corp.	9,505,080
451,000	Black Hills Corp.	33,405,570
60,000	CMS Energy Corp.	3,332,400
458,495	Dominion Energy Inc.	35,148,227
4,000	DTE Energy Co.	498,960
290,000	Duke Energy Corp.	26,100,000
610,000	Edison International	37,771,200
809,000	El Paso Electric Co.	47,585,380
1,400	Entergy Corp.	133,882
1,175,000	Evergy Inc.	68,208,750
795,000	Eversource Energy	56,405,250
345,000	Exelon Corp.	17,294,850
380,000	FirstEnergy Corp.	15,811,800
190,000	Fortis Inc., Toronto.	7,022,187
914,000	Hawaiian Electric Industries Inc.	37,263,780
42,000	IDACORP Inc.	4,180,680
305,500	MGE Energy Inc.	20,764,835
595,500	NextEra Energy Inc.	115,122,060
260,000	NiSource Inc.	7,451,600
430,000	NorthWestern Corp.	30,276,300
785,000	OGE Energy Corp.	33,849,200
697,500	Otter Tail Corp.	34,749,450
108,000	PG&E Corp.†	1,922,400
320,000	Pinnacle West Capital Corp.	30,585,600
1,610,000	PNM Resources Inc.	76,217,400
572,000	PPL Corp.	18,155,280
190,000	Public Service Enterprise Group Inc.	11,287,900
430,000	The Southern Co.	22,222,400
51,125	Unitil Corp.	2,769,441
597,000	WEC Energy Group Inc.	47,210,760
310,000	Xcel Energy Inc.	17,425,100

		1,009,929,143

	Electric Transmission and Distribution — 0.6%
67,000	Consolidated Edison Inc.	5,682,270
360,000	Red Electrica Corp. SA	7,672,806

Shares		Market Value

3,400	Uniper SE	$102,558

		13,457,634

	Global Utilities — 2.1%
10,000	AES Tiete Energia SA	28,350
40,000	Chubu Electric Power Co. Inc.	623,838
20,000	E.ON SE	222,377
20,800	EDF SA	284,423
5,000	EDP - Energias de Portugal SA, ADR	197,175
200,000	Electric Power Development Co. Ltd.	4,865,109
185,000	Emera Inc.	6,917,686
35,000	Enagas SA	1,018,442
100,000	Endesa SA	2,550,872
270,000	Enel SpA	1,727,593
75,000	Equinor ASA	1,642,183
4,000	EuroSite Power Inc.†	400
560,000	Hera SpA	2,025,262
60,000	Hokkaido Electric Power Co. Inc.	344,311
40,000	Hokuriku Electric Power Co.†	313,272
180,000	Huaneng Power International Inc., ADR	4,167,000
45,000	Iberdrola SA, ADR	1,583,100
310,790	Iberdrola SA, Aquis	2,728,381
405,000	Korea Electric Power Corp., ADR†	5,269,050
110,000	Kyushu Electric Power Co. Inc.	1,297,212
32,000	Shikoku Electric Power Co. Inc.	389,209
2,000	Snam SpA	10,273
24,000	The Chugoku Electric Power Co. Inc.	299,053
305,000	The Kansai Electric Power Co. Inc.	4,491,203
55,000	The Tokyo Electric Power Co. Holdings Inc.†	347,379
140,000	Tohoku Electric Power Co. Inc.	1,783,632

		45,126,785

	Merchant Energy — 2.9%
15,000	GenOn Energy Inc., Escrow†(a)	0
120,000	NRG Energy Inc.	5,097,600
3,090,000	The AES Corp.	55,867,200

		60,964,800

	Natural Gas Integrated — 9.3%
7,000	Apache Corp.	242,620
25,000	Atlas Energy Group LLC†	330
45,000	Devon Energy Corp.	1,420,200
630,000	Energy Transfer LP	9,683,100
145,000	Hess Corp.	8,733,350
300,000	Kinder Morgan Inc.	6,003,000
1,886,800	National Fuel Gas Co.	115,019,328
518,000	ONEOK Inc.	36,177,120
362,000	UGI Corp.	20,062,040

		197,341,088

	Natural Gas Utilities — 7.5%
80,000	Atmos Energy Corp.	8,234,400
94,000	CenterPoint Energy Inc.	2,885,800

The Gabelli Utilities Fund

Schedule of Investments (Continued) — March 31, 2019 (Unaudited)

Shares		Market Value

	COMMON STOCKS (Continued)
	ENERGY AND UTILITIES (Continued)
	Natural Gas Utilities (Continued)
43,500	Chesapeake Utilities Corp.	$3,967,635
6,000	CONSOL Energy Inc.†	205,320
388,800	Corning Natural Gas Holding Corp.(b)	7,707,960
100,000	Gulf Coast Ultra Deep Royalty Trust	2,800
5,000	Italgas SpA	30,871
110,000	National Grid plc	1,218,943
35,000	National Grid plc, ADR	1,954,400
14,000	New Jersey Resources Corp.	697,060
433,000	Northwest Natural Holding Co.	28,417,790
143,000	ONE Gas Inc.	12,731,290
66,000	RGC Resources Inc.	1,749,660
140,000	South Jersey Industries Inc.	4,489,800
912,000	Southwest Gas Holdings Inc.	75,021,120
119,000	Spire Inc.	9,792,510

		159,107,359

	Natural Resources — 1.9%
15,000	Alliance Resource Partners LP	305,400
75,000	Anadarko Petroleum Corp.	3,411,000
168,000	BP plc, ADR	7,344,960
14,058	California Resources Corp.†	361,431
20,000	Callon Petroleum Co.†	151,000
360,000	Cameco Corp.	4,244,400
50,000	CNX Resources Corp.†	538,500
8,000	Compania de Minas Buenaventura SAA, ADR	138,240
12,884	Diamondback Energy Inc.	1,308,112
710,000	Mueller Industries Inc.	22,251,400
45,000	Tullow Oil plc†	141,017

		40,195,460

	Services — 1.1%
570,000	Enbridge Inc.	20,668,200
20,000	Halliburton Co.	586,000
34,000	MDU Resources Group Inc.	878,220
50,000	Patterson-UTI Energy Inc.	701,000
20,000	Rowan Companies plc, Cl. A†	215,800

		23,049,220

	Water — 2.9%
8,000	American States Water Co.	570,400
113,000	American Water Works Co. Inc.	11,781,380
526,000	Aqua America Inc.	19,167,440
5,000	California Water Service Group	271,400
10,000	Connecticut Water Service Inc.	686,500
16,000	Consolidated Water Co. Ltd.	205,920
20,000	Middlesex Water Co.	1,119,800
540,000	Severn Trent plc	13,897,731
143,700	SJW Group	8,872,038
87,000	The York Water Co.	2,985,840

Shares		Market Value

50,000	United Utilities Group plc, ADR	$1,065,500

		60,623,949

	Diversified Industrial — 0.5%
30,000	AZZ Inc.	1,227,900
100,000	ITT Inc.	5,800,000
375,975	Mueller Water Products Inc., Cl. A	3,774,789
20,000	Park-Ohio Holdings Corp.	647,600

		11,450,289

	Environmental Services — 0.1%
30,000	Covanta Holding Corp.	519,300
12,000	Evoqua Water Technologies Corp.†	150,960
80,000	Veolia Environnement SA	1,788,527

		2,458,787

	TOTAL ENERGY AND UTILITIES	1,633,405,464

	COMMUNICATIONS — 15.6%
	Cable and Satellite — 3.7%
37,000	Charter Communications Inc., Cl. A†	12,835,670
27,000	Cogeco Communications Inc.	1,724,234
71,000	Cogeco Inc.	4,178,127
38,000	Comcast Corp., Cl. A	1,519,240
435,000	DISH Network Corp., Cl. A†	13,785,150
308,000	EchoStar Corp., Cl. A†	11,226,600
344,366	Liberty Global plc, Cl. A†	8,581,601
588,000	Liberty Global plc, Cl. C†	14,235,480
80,000	Liberty Latin America Ltd., Cl. A†	1,547,200
148,657	Liberty Latin America Ltd., Cl. C†	2,891,379
85,000	Rogers Communications Inc., Cl. B	4,574,700
12,000	Shaw Communications Inc., Cl. B	250,080
50,000	Tokyo Broadcasting System Holdings Inc.	914,012

		78,263,473

	Computer Services Software and Systems — 0.0%
175,000	Internap Corp.†	868,000

	Telecommunications — 8.8%
12,000	AT&T Inc.	376,320
552,000	BCE Inc.	24,503,280
850,000	CenturyLink Inc.	10,191,500
617,400	Cincinnati Bell Inc.†	5,889,996
35,000	Deutsche Telekom AG	580,873
515,000	Deutsche Telekom AG, ADR	8,541,275
1,750,000	Global Telecom Holding SAE†	457,444
24,000	Harris Corp.	3,833,040
1,440,000	Koninklijke KPN NV	4,564,916
10,000	Koninklijke KPN NV, ADR	31,400
140,000	Loral Space & Communications Inc.†	5,047,000
35,200	NextGenTel Holding ASA	56,626
290,000	Nippon Telegraph & Telephone Corp.	12,305,964
2,200	Orange Belgium SA	47,383
330,000	Orascom Investment Holding, GDR†	56,100

The Gabelli Utilities Fund

Schedule of Investments (Continued) — March 31, 2019 (Unaudited)

Shares		Market Value

	COMMON STOCKS (Continued)
	COMMUNICATIONS (Continued)
	Telecommunications (Continued)
60,000	Pharol SGPS SA†	$12,990
220,000	Pharol SGPS SA, ADR†	39,490
29,000	PLDT Inc., ADR	628,430
88,000	Proximus SA	2,537,949
2,000	PT Indosat Tbk	351
2,300,000	Singapore Telecommunications Ltd.	5,125,254
700,000	Sprint Corp.†	3,955,000
121,000	Swisscom AG, ADR	5,915,690
10,000	Tele2 AB, Cl. B	133,211
150,000	Telecom Italia SpA, ADR†	942,000
220,000	Telefonica Brasil SA, ADR	2,655,400
53,000	Telefonica Deutschland Holding AG	166,409
500,000	Telefonica SA, ADR	4,180,000
1,000,000	Telekom Austria AG	7,268,974
335,000	Telenet Group Holding NV	16,113,791
538,000	Telephone & Data Systems Inc.	16,532,740
60,000	Telesites SAB de CV†	38,763
900,000	VEON Ltd., ADR	1,881,000
715,000	Verizon Communications Inc.	42,277,950

		186,888,509

	Wireless Communications — 3.1%
45,000	America Movil SAB de CV, Cl. L, ADR	642,600
17,000	ATN International Inc.	958,630
70,000	China Mobile Ltd., ADR	3,569,300
55,000	China Unicom Hong Kong Ltd., ADR	704,000
200	Hutchison Telecommunications Hong Kong Holdings Ltd.	85
82,000	Millicom International Cellular SA	5,024,140
229,900	Millicom International Cellular SA, SDR	13,958,735
6,000	Mobile TeleSystems PJSC, ADR	45,360
465,000	NTT DoCoMo Inc.	10,285,550
135,000	SK Telecom Co. Ltd., ADR	3,306,150
400	SmarTone Telecommunications Holdings Ltd.	435
35,000	Tim Participacoes SA, ADR	527,800
455,000	Turkcell Iletisim Hizmetleri A/S, ADR	2,438,800
348,000	United States Cellular Corp.†	15,976,680
400,000	Vodafone Group plc, ADR	7,272,000

		64,710,265

	TOTAL COMMUNICATIONS	330,730,247

	OTHER — 6.5%
	Aerospace — 0.9%
1,550,000	Rolls-Royce Holdings plc	18,233,869

	Building and Construction — 0.4%
12,000	Acciona SA	1,336,684
170,000	Johnson Controls International plc	6,279,800

		7,616,484

Shares		Market Value

	Business Services — 0.5%
1,420,000	Clear Channel Outdoor Holdings Inc., Cl. A†	$7,597,000
90,000	Macquarie Infrastructure Corp.	3,709,800
17,500	Vectrus Inc.†	465,325

		11,772,125

	Consumer Products — 0.0%
10,000	Essity AB, Cl. A	287,718

	Diversified Industrial — 0.2%
1,000	Alstom SA	43,322
40,000	Bouygues SA	1,429,116
4,000	Donaldson Co. Inc.	200,240
10,000	Raven Industries Inc.	383,700
10,000	Svenska Cellulosa AB, Cl. A	97,340
110,405	Twin Disc Inc.†	1,838,243

		3,991,961

	Electronics — 0.9%
50,000	Corning Inc.	1,655,000
400,000	Sony Corp., ADR	16,896,000

		18,551,000

	Entertainment — 0.3%
530,300	Grupo Televisa SAB, ADR	5,865,118

	Financial Services — 0.2%
168,000	Kinnevik AB, Cl. A	4,436,127
35,000	Kinnevik AB, Cl. B	906,500

		5,342,627

	Health Care — 0.0%
12,000	Tsumura & Co.	364,342

	Machinery — 1.8%
105,000	Astec Industries Inc.	3,964,800
36,000	Flowserve Corp.	1,625,040
79,000	The Gorman-Rupp Co.	2,681,260
385,000	Xylem Inc.	30,430,400

		38,701,500

	Metals and Mining — 0.2%
80,000	Freeport-McMoRan Inc.	1,031,200
30,000	Haynes International Inc.	984,900
17,000	Vulcan Materials Co.	2,012,800

		4,028,900

	Transportation — 1.1%
311,000	GATX Corp.	23,751,070

	TOTAL OTHER	138,506,714

	TOTAL COMMON STOCKS	2,102,642,425

The Gabelli Utilities Fund

Schedule of Investments (Continued) — March 31, 2019 (Unaudited)

Shares		Market Value

	CONVERTIBLE PREFERRED STOCKS — 0.1%
	ENERGY AND UTILITIES — 0.1%
	Natural Gas Utilities — 0.1%
54,000	Corning Natural Gas Holding Corp., 4.800%, Ser. B (b)	$1,201,500

	COMMUNICATIONS — 0.0%
	Telecommunications — 0.0%
20,150	Cincinnati Bell Inc., 6.750%, Ser. B	785,749

	TOTAL CONVERTIBLE PREFERRED STOCKS	1,987,249

	WARRANTS — 0.0%
	COMMUNICATIONS — 0.0%
	Telecommunications — 0.0%
80,000	Bharti Airtel Ltd., expire 11/30/20†(c)	385,600

Principal Amount

	CORPORATE BONDS — 0.1%
	Energy and Utilities — 0.1%
$ 1,500,000	Mueller Industries Inc., 6.000%, 03/01/27	1,477,500

	U.S. GOVERNMENT OBLIGATIONS — 0.6%
13,316,000	U.S. Treasury Bills, 2.355% to 2.464%††, 06/20/19 to 08/29/19	13,228,838

	TOTAL INVESTMENTS — 100.0% (Cost $1,212,963,976)	$2,119,721,612

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(b)	Security considered an affiliated holding because the Fund owns at least 5% of its outstanding shares.

(c)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2019, the market value of the Rule 144A security amounted to $385,600 or 0.02% of total investments.

†	Non-income producing security.

††	Represents annualized yields at dates of purchase.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
SDR	Swedish Depositary Receipt

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